Income Taxes (Details) - Schedule of income tax provision computed at the company’s effective tax rate - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision Computed at the Company’s Effective Tax Rate [Abstract]
Loss before income taxes		$ (6,428)	$ (35,646)
Statutory income tax rates	21.00%	21.00%	21.00%
Expected income tax benefit		$ (1,349)	$ (7,486)
Nontaxable entity		1,348	7,486
State income tax expense		(23)	2
Change in valuation allowance		1
Total income tax expense		$ (23)	$ 2